Other Liabilities (Details) - Schedule of other liabilities - CNY (¥)		Dec. 31, 2020	Dec. 31, 2019
Schedule of other liabilities [Abstract]
Guarantee repayments from sales partner	[1]	¥ 126,903,531
Receipt in advance	[2]	121,160,268	118,109,316
Settlement and clearing accounts	[3]	94,287,235	49,175,523
Other tax payables	[4]	74,757,159	86,798,908
Customer pledged deposits	[5]	47,588,065	60,233,291
Collaboration cost payable	[6]	34,713,800	29,191,882
Amounts due to third parties		10,545,062	10,768,698
Accrued expenses	[7]	8,406,812	45,156,653
Others	[8]	5,335,193	5,034,932
Total		¥ 523,697,125	¥ 404,469,203

[1]	Under the collaboration model, sales partners are required to provide a certain level of guarantee of repayment for loans recommended. Guarantee repayments from sales partner mainly consist of repayments collected from sales partners who exercise the guarantee, and those repayments will be returned to trust company.
[2]	Receipt in advance consists of advance for interest and financing service fees on loans and down payments of loans held-for-sale by loan transferees. Down payments of loans held-for-sale for the traditional facilitation model amounted to RMB102,491,426 and RMB 118,078,758 as of December 31, 2019 and 2020.
[3]	The Group transferred loans to third party investors and recorded these transactions as sales in Note 5(c). After the transfer, the contract terms related to payment proceeds from the loans remain the same: The Group collects payments of loans and then disburses the proceeds from the relevant loans to third-party transferees.
[4]	Other tax payables mainly represent value-added tax and surcharges payables.
[5]	Customer pledged deposits mainly consist of the deposits collected from certain customers to reduce the risk of failure to make payments on schedule.
[6]	As mentioned in Note 19, the Group will pay collaboration cost to the sales partners who introduce prospective borrowers to the Group. The collaboration cost for sales partners is a fixed percentage of the loan principal amount and is calculated by subtracting the project cost from interest and fees income received from borrowers.
[7]	Accrued expenses mainly consist of promotional costs relating to building the collaboration model and expenses payable to consultants such as the auditor and lawyer.
[8]	Other liabilities are expected to be settled or recognized as income within one year or are repayable on demand.